Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio	Apr. 29, 2024
VIP FundsManager 70% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.72%
Past 5 years	9.76%
Past 10 years	6.89%
VIP FundsManager 70% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	15.57%
Past 5 years	9.58%
Past 10 years	6.74%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0902
Average Annual Return:
Past 1 year	16.88%
Past 5 years	9.41%
Past 10 years	7.08%